UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: November 30, 2023

Date of reporting period: May 31, 2023

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

ETC 6 Meridian Hedged Equity-Index Option Strategy ETF

ETC 6 Meridian Low Beta Equity Strategy ETF

ETC 6 Meridian Mega Cap Equity ETF

ETC 6 Meridian Small Cap Equity ETF

ETC 6 Meridian Quality Growth ETF

Semi-Annual Report

May 31, 2023
(Unaudited)

ETC 6 Meridian

Table of Contents

The Funds file their complete schedule of holdings with the U.S. Securities and Exchange Commission (the “Commission” or the “SEC”) for the first and third quarters of each fiscal year as an exhibit to each Fund’s report on Form N-PORT within sixty days after the end of the period. Each Fund’s Form N-PORT reports are available on the Commission’s website at https://www.sec.gov.

Exchange Traded Concepts, LLC’s proxy voting policies and procedures are attached to the Funds’ Statement of Additional Information (the “SAI”). The SAI, as well as information relating to how each Fund voted proxies relating to each Fund’s securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling (866) SIXM-ETF (749-6383) and on the Commission’s website at https://www.sec.gov.

ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 97.9%
Communication Services — 9.4%
Alphabet, Cl A(A)*	43,712	$5,370,893
AT&T	267,769	4,212,006
Netflix*	14,457	5,713,840
T-Mobile US*	32,721	4,490,957
Verizon Communications(A)	363,179	12,940,069
		32,727,765
Consumer Discretionary — 6.2%
Booking Holdings*	1,740	4,365,260
Lowe’s(A)	22,504	4,526,230
McDonald’s	31,494	8,979,254
NIKE, Cl B	36,632	3,855,884
		21,726,628
Consumer Staples — 20.2%
Altria Group(A)	392,311	17,426,455
Colgate-Palmolive(A)	116,152	8,639,385
Costco Wholesale	9,493	4,856,239
Kraft Heinz(A)	235,722	9,009,295
PepsiCo(A)	24,446	4,457,728
Philip Morris International(A)	141,506	12,736,955
Procter & Gamble	29,929	4,264,883
Walmart(A)	61,826	9,080,385
		70,471,325
Energy — 6.2%
Chevron(A)	28,019	4,220,222
ConocoPhillips(A)	91,409	9,076,913
Exxon Mobil(A)	81,733	8,351,478
		21,648,613
Description	Shares	Fair Value
Financials — 9.0%
American Express	29,411	$4,663,408
American International Group	88,264	4,662,987
Bank of New York Mellon	111,200	4,470,240
Citigroup(A)	198,355	8,791,094
JPMorgan Chase	33,186	4,503,672
Morgan Stanley	53,292	4,357,154
		31,448,555
Health Care — 20.7%
AbbVie(A)	60,973	8,411,835
Amgen(A)	19,614	4,327,829
Bristol-Myers Squibb(A)	68,508	4,414,656
Eli Lilly(A)	34,643	14,877,782
Gilead Sciences(A)	172,668	13,285,076
Johnson & Johnson(A)	28,643	4,441,384
Merck(A)	80,559	8,894,519
Pfizer(A)	239,028	9,087,845
UnitedHealth Group	9,453	4,605,880
		72,346,806
Industrials — 5.2%
Caterpillar	21,567	4,437,410
General Electric(A)	46,312	4,702,057
Lockheed Martin(A)	19,965	8,864,660
		18,004,127
Information Technology — 16.1%
Accenture PLC, Cl A	16,770	5,130,278
Adobe*	12,524	5,232,402
Apple(A)	27,630	4,897,418
Broadcom	7,345	5,934,466
Cisco Systems	98,985	4,916,585
International Business Machines(A)	37,163	4,778,790
NVIDIA	16,208	6,132,135
Oracle	49,393	5,232,694
QUALCOMM	80,907	9,175,664
Texas Instruments(A)	28,114	4,888,462
		56,318,894
Materials — 3.7%
Dow(A)	173,208	8,449,086
Linde	12,586	4,451,165
		12,900,251
Real Estate — 1.2%
Simon Property Group‡	41,289	4,341,538

Total Common Stock (Cost $343,419,909)		341,934,502

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

May 31, 2023 (Unaudited) (Concluded)

Description	Shares	Fair Value
EXCHANGE TRADED FUND — 4.9%
SPDR Bloomberg 1-3 Month T-Bill ETF(A)	188,099	$17,261,845
Total Exchange Traded Fund (Cost $17,232,011)		17,261,845
Total Investments — 102.8% (Cost $360,651,920)		$359,196,347

WRITTEN OPTION — -2.9%
Total Written Option (Premiums Received $8,885,921)		$(9,982,860)

A list of the Exchange Traded Option Contracts held by the Fund at May 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (2.9)%
Call Options
S&P 500 Index*	(878)	$359,980,000	$4,100	06/17/23	$(9,982,860)
Total Written Option
(Premiums Received $8,885,921)					$(9,982,860)

Percentages are based on Net Assets of $349,256,565.

‡      Real Estate Investment Trust

*       Non-income producing security.

(A)   All or a portion of these securities has been pledged as collateral on written options with a fair value of $61,298,503.

Cl       — Class

ETF    — Exchange Traded Fund

PLC    — Public Limited Company

S&P    — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipt

As of May 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.6%
Communication Services — 3.6%
Activision Blizzard*	8,997	$721,559
AT&T	32,891	517,375
ATN International	13,425	503,840
Cogent Communications Holdings	9,385	577,366
Scholastic	14,349	609,546
TEGNA	32,200	498,778
Telephone and Data Systems	48,096	321,281
Verizon Communications	15,601	555,864
World Wrestling Entertainment, Cl A	7,112	720,588
		5,026,197
Consumer Discretionary — 4.4%
Adtalem Global Education*	15,815	656,322
Graham Holdings, Cl B	966	545,549
Grand Canyon Education*	5,569	583,408
McDonald’s	2,404	685,405
Murphy USA	2,479	685,245
O’Reilly Automotive*	796	719,035
Perdoceo Education*	43,810	516,520
Service International	8,925	567,719
Stride*	15,433	623,648
Wendy’s	28,635	630,256
		6,213,107
Consumer Staples — 20.0%
Altria Group	13,714	609,176
Andersons	16,671	650,336
BJ’s Wholesale Club Holdings*	8,835	553,513
Calavo Growers	19,816	640,651
Campbell Soup	12,366	625,101
Casey’s General Stores	2,881	650,098
Church & Dwight	7,732	714,823
Description	Shares	Fair Value
Consumer Staples (continued)
Clorox	4,221	$667,678
Coca-Cola	10,703	638,541
Colgate-Palmolive	8,720	648,594
Conagra Brands	17,448	608,412
Edgewell Personal Care	14,987	583,744
Flowers Foods	23,141	578,062
Fresh Del Monte Produce	22,322	588,408
General Mills	8,344	702,231
Grocery Outlet Holding*	21,046	604,441
Hershey	2,677	695,217
Hormel Foods	14,111	539,746
Hostess Brands, Cl A*	28,333	704,925
Ingredion	6,342	663,373
J M Smucker	4,247	622,568
John B Sanfilippo & Son	6,915	803,731
Kellogg	9,332	623,098
Keurig Dr Pepper	18,285	569,029
Kimberly-Clark	4,939	663,209
Kraft Heinz	16,128	616,412
Kroger	14,459	655,426
Lancaster Colony	3,454	678,987
McCormick	8,550	732,992
Molson Coors Beverage, Cl B	12,019	743,375
PepsiCo	3,748	683,448
Philip Morris International	6,326	569,403
Pilgrim’s Pride*	26,946	598,201
Post Holdings*	6,742	572,800
Procter & Gamble	4,554	648,945
SpartanNash	20,258	463,908
Sprouts Farmers Market*	19,871	686,742
Tootsie Roll Industries	14,036	548,388
TreeHouse Foods*	13,320	630,702
Tyson Foods, Cl A	10,544	533,948
Universal	11,823	609,476
USANA Health Sciences*	10,954	664,579
Walmart	4,578	672,371
WD-40	3,662	694,498
		27,953,306
Energy — 1.3%
Dorian LPG	29,623	683,698
Exxon Mobil	5,764	588,966
HF Sinclair	12,290	509,298
		1,781,962
Financials — 17.7%
American Financial Group	4,715	529,353
AMERISAFE	11,475	585,914

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

May 31, 2023 (Unaudited) (Continued)

Description	Shares	Fair Value
Financials (continued)
BancFirst	7,631	$645,353
Bank of Hawaii	8,252	323,066
Brookline Bancorp	46,973	386,118
Capitol Federal Financial	74,280	444,194
Cboe Global Markets	5,101	675,474
City Holding	6,561	565,493
CME Group, Cl A	3,685	658,694
Commerce Bancshares	9,609	460,752
Community Bank System	10,465	517,390
CVB Financial	25,546	306,807
Eagle Bancorp	13,417	267,401
Employers Holdings	14,774	534,228
Encore Capital Group*	11,235	483,892
First Financial Bankshares	17,557	454,726
First Horizon	26,084	268,926
Hanover Insurance Group	4,483	499,675
Heritage Financial	21,965	359,128
Horace Mann Educators	17,894	537,715
Independent Bank	7,892	348,353
International Bancshares	13,558	579,198
Lakeland Financial	9,001	452,120
Mercury General	16,863	506,059
NBT Bancorp	15,777	529,318
Northfield Bancorp	43,426	444,248
Northwest Bancshares	44,691	469,702
Old Republic International	24,450	598,781
PRA Group*	15,819	295,815
Preferred Bank	8,800	405,856
ProAssurance	32,249	391,825
Progressive	4,678	598,363
Prosperity Bancshares	8,277	473,279
Provident Financial Services	26,744	424,695
Reinsurance Group of America, Cl A	4,418	618,520
RLI	4,827	597,824
S&T Bancorp	17,284	463,557
Safety Insurance Group	7,404	539,159
Selective Insurance Group	6,350	614,236
ServisFirst Bancshares	8,962	361,169
Southside Bancshares	16,275	431,288
Tompkins Financial	8,318	435,031
Travelers	3,463	586,078
TrustCo Bank NY	17,345	479,242
Trustmark	21,254	443,784
United Bankshares	15,444	454,362
Universal Insurance Holdings	50,669	727,099
Unum Group	15,207	660,744
Washington Federal	18,110	471,041
Description	Shares	Fair Value
Financials (continued)
Westamerica BanCorp	11,372	$430,203
WR Berkley	9,428	524,951
		24,860,199
Health Care — 15.7%
AbbVie	4,441	612,680
Amgen	2,641	582,737
Amphastar Pharmaceuticals*	20,575	912,912
Becton Dickinson	2,574	622,290
Bristol-Myers Squibb	8,641	556,826
Cardinal Health	8,360	688,028
Chemed	1,290	688,563
Cigna Group	2,233	552,467
DaVita*	7,671	718,543
Elevance Health	1,345	602,318
Eli Lilly	1,907	818,980
Encompass Health	12,398	768,923
Envista Holdings*	15,777	503,129
Exelixis*	37,290	718,950
Gilead Sciences	7,457	573,742
Halozyme Therapeutics*	12,423	402,878
HealthEquity*	10,601	580,935
HealthStream	26,372	607,084
Humana	1,325	664,978
Incyte*	7,634	469,873
Innoviva*	50,669	683,525
Ironwood Pharmaceuticals, Cl A*	56,049	609,813
Jazz Pharmaceuticals*	4,206	539,041
Johnson & Johnson	3,942	611,247
McKesson	1,798	702,730
Merck	6,191	683,548
Molina Healthcare*	2,153	589,707
Neurocrine Biosciences*	6,132	548,998
NextGen Healthcare*	35,327	550,041
Perrigo PLC	17,746	567,162
Pfizer	14,717	559,540
Phibro Animal Health, Cl A	40,275	535,658
Prestige Consumer Healthcare*	10,589	606,008
Quest Diagnostics	4,429	587,507
Supernus Pharmaceuticals*	15,804	523,745
United Therapeutics*	2,523	529,174
		22,074,280
Industrials — 10.2%
Aerojet Rocketdyne Holdings*	11,572	630,443
CACI International, Cl A*	2,126	636,142
Curtiss-Wright	3,783	597,941
FTI Consulting*	3,895	732,299
Huntington Ingalls Industries	2,901	584,203
KBR	12,539	740,051

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

May 31, 2023 (Unaudited) (Continued)

Description	Shares	Fair Value
Industrials (continued)
L3Harris Technologies	3,033	$533,565
Landstar System	3,519	617,162
Leidos Holdings	6,549	511,215
Lincoln Electric Holdings	3,733	633,341
Lockheed Martin	1,373	609,626
MDU Resources Group	20,923	610,533
Mercury Systems*	11,730	476,121
MSA Safety	4,679	643,643
MSC Industrial Direct, Cl A	7,247	651,650
National Presto Industries	8,709	649,168
Northrop Grumman	1,434	624,493
Park Aerospace	43,989	576,256
Republic Services, Cl A	5,198	736,193
Rollins	18,060	710,119
Science Applications International	6,135	597,120
Waste Management	4,242	686,865
Werner Enterprises	13,276	583,082
		14,371,231
Information Technology — 2.0%
CSG Systems International	10,587	507,964
Genpact	13,787	507,086
International Business Machines	4,729	608,102
MAXIMUS	8,573	694,070
Western Union	45,869	522,448
		2,839,670
Materials — 3.3%
AptarGroup	5,677	638,605
CF Industries Holdings	7,489	460,648
Clearwater Paper*	16,362	497,241
NewMarket	1,802	702,456
Newmont	13,529	548,601
Royal Gold	5,134	635,795
Silgan Holdings	11,733	527,868
Sonoco Products	10,520	629,727
		4,640,941
Real Estate — 4.9%
Apartment Income‡	16,736	580,572
CareTrust‡	31,678	614,553
Centerspace‡	9,273	545,345
Community Healthcare Trust‡	15,057	493,870
Corporate Office Properties Trust‡	23,879	544,919
Easterly Government Properties, Cl A‡	39,704	551,092
Four Corners Property Trust‡	22,276	572,493
Getty Realty‡	17,994	616,654
LTC Properties‡	17,215	552,774
National Retail Properties‡	13,679	581,905
Description	Shares	Fair Value
Real Estate (continued)
Omega Healthcare Investors‡	22,533	$671,708
Universal Health Realty Income Trust‡	11,552	504,591
		6,830,476
Utilities — 16.5%
ALLETE	10,304	613,809
Alliant Energy	11,941	614,484
Ameren	7,497	607,782
American Electric Power	6,962	578,681
American States Water	6,578	584,258
Avista	15,503	641,049
Black Hills	9,017	549,586
California Water Service Group	10,217	581,449
Chesapeake Utilities	5,125	654,462
CMS Energy	10,150	588,497
Consolidated Edison	6,884	642,276
Dominion Energy	10,431	524,471
DTE Energy	5,658	608,801
Duke Energy	6,326	564,849
Essential Utilities	13,569	552,801
Evergy	10,370	599,905
Eversource Energy	7,920	548,302
FirstEnergy	16,218	606,391
Hawaiian Electric Industries	14,894	534,844
IDACORP	6,066	631,289
Middlesex Water	7,148	581,561
National Fuel Gas	11,012	560,621
New Jersey Resources	12,290	595,451
NiSource	23,616	635,034
Northwest Natural Holding	12,478	532,811
NorthWestern	11,247	636,468
OGE Energy	16,530	583,178
ONE Gas	7,688	622,266
Pinnacle West Capital	8,517	658,193
PNM Resources	13,100	601,552
Portland General Electric	13,331	649,620
Sempra Energy	4,085	586,320
SJW Group	8,050	616,067
Southern	9,485	661,578
Spire	8,563	552,913
UGI	16,044	448,751
Unitil	12,008	632,702
WEC Energy Group	6,864	599,570
Xcel Energy	9,361	611,180
		23,193,822
Total Common Stock (Cost $148,101,845)		139,785,191

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

May 31, 2023 (Unaudited) (Concluded)

Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency Portfolio, CI Institutional, 5.04%(A)	449,356	$449,356
Total Short-Term Investment (Cost $449,356)		449,356
Total Investments — 99.9% (Cost $148,551,201)		$140,234,547

Percentages are based on Net Assets of $140,364,378.

‡      Real Estate Investment Trust

*       Non-income producing security.

(A)   The rate reported is the 7-day effective yield as of May 31, 2023.

Cl      — Class

PLC   — Public Limited Company

As of May 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Mega Cap Equity ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.7%
Communication Services — 9.5%
Alphabet, Cl A*	22,106	$2,716,164
AT&T	135,417	2,130,109
Netflix*	7,311	2,889,527
T-Mobile US*	16,548	2,271,213
Verizon Communications	183,662	6,543,877
		16,550,890
Consumer Discretionary — 6.3%
Booking Holdings*	881	2,210,226
Lowe’s	11,381	2,289,061
McDonald’s	15,928	4,541,232
NIKE, Cl B	18,526	1,950,047
		10,990,566
Consumer Staples — 20.5%
Altria Group	198,396	8,812,750
Colgate-Palmolive	58,740	4,369,081
Costco Wholesale	4,801	2,456,000
Kraft Heinz	119,209	4,556,168
PepsiCo	12,363	2,254,393
Philip Morris International	71,561	6,441,206
Procter & Gamble	15,136	2,156,880
Walmart	31,267	4,592,184
		35,638,662
Energy — 6.3%
Chevron	14,170	2,134,285
ConocoPhillips	46,228	4,590,441
Exxon Mobil	41,334	4,223,508
		10,948,234
Financials — 9.2%
American Express	14,874	2,358,421
American International Group	44,637	2,358,173
Description	Shares	Fair Value
Financials (continued)
Bank of New York Mellon	56,236	$2,260,687
Citigroup	100,312	4,445,828
JPMorgan Chase	16,783	2,277,621
Morgan Stanley	26,951	2,203,514
		15,904,244
Health Care — 21.2%
AbbVie	30,836	4,254,135
Amgen	9,920	2,188,848
Bristol-Myers Squibb	34,646	2,232,588
Eli Lilly	17,519	7,523,710
Gilead Sciences	87,320	6,718,400
Johnson & Johnson	14,485	2,246,044
Merck	40,741	4,498,214
Pfizer	120,881	4,595,896
UnitedHealth Group	4,781	2,329,494
		36,587,329
Industrials — 5.2%
Caterpillar	10,907	2,244,115
General Electric	23,422	2,378,036
Lockheed Martin	10,097	4,483,169
		9,105,320
Information Technology — 16.4%
Accenture PLC, Cl A	8,481	2,594,508
Adobe*	6,334	2,646,282
Apple	13,974	2,476,892
Broadcom	3,715	3,001,571
Cisco Systems	50,059	2,486,431
International Business Machines	18,794	2,416,720
NVIDIA	8,197	3,101,253
Oracle	24,979	2,646,275
QUALCOMM	40,916	4,640,283
Texas Instruments	14,218	2,472,226
		28,482,441
Materials — 3.8%
Dow	87,595	4,272,884
Linde	6,365	2,251,046
		6,523,930
Real Estate — 1.3%
Simon Property Group‡	20,881	2,195,637

Total Common Stock (Cost $173,039,541)		172,927,253
The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Mega Cap Equity ETF

Schedule of Investments

May 31, 2023 (Unaudited) (Concluded)

Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency Portfolio, CI Institutional, 5.04%(A)	340,997	$340,997
Total Short-Term Investment (Cost $340,997)		340,997
Total Investments — 99.9% (Cost $173,380,538)		$173,268,250

Percentages are based on Net Assets of $173,438,379.

‡      Real Estate Investment Trust

*       Non-income producing security.

(A)   The rate reported is the 7-day effective yield as of May 31, 2023.

Cl     — Class

PLC — Public Limited Company

As of May 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 99.8%
Communication Services — 3.0%
ATN International	16,732	$627,952
Scholastic	17,808	756,484
Telephone and Data Systems	59,702	398,809
		1,783,245
Consumer Discretionary — 10.6%
Asbury Automotive Group*	3,310	692,154
Ethan Allen Interiors	26,386	660,442
Group 1 Automotive	3,411	762,393
MDC Holdings	19,955	803,787
Patrick Industries	10,425	683,150
Perdoceo Education*	51,523	607,456
Sonic Automotive, Cl A	13,649	565,615
Upbound Group, Cl A	27,088	810,202
Vista Outdoor*	28,589	761,325
		6,346,524
Consumer Staples — 9.4%
Calavo Growers	24,596	795,189
Fresh Del Monte Produce	27,866	734,548
Hostess Brands, Cl A*	35,251	877,044
John B Sanfilippo & Son	8,666	1,007,248
Tootsie Roll Industries	17,666	690,216
TreeHouse Foods*	16,996	804,761
Universal	14,590	752,115
		5,661,121
Energy — 5.8%
Dorian LPG	36,154	834,434
Par Pacific Holdings*	29,884	637,127
REX American Resources*	24,299	800,409
SM Energy	25,048	658,512
Talos Energy*	43,060	530,069
		3,460,551
Description	Shares	Fair Value
Financials — 27.0%
Ambac Financial Group*	49,073	$683,587
Ameris Bancorp	16,037	506,128
AMERISAFE	14,482	739,451
BankUnited	20,277	383,641
Capitol Federal Financial	91,662	548,139
City Holding	8,062	694,863
CVB Financial	31,598	379,492
Employers Holdings	18,552	670,840
Encore Capital Group*	28,163	1,212,981
Enova International*	15,099	702,405
Hilltop Holdings	23,401	690,797
HomeStreet	27,052	141,752
Hope Bancorp	58,403	468,392
Horace Mann Educators	22,170	666,209
Lakeland Financial	11,000	552,530
Mercury General	20,844	625,528
Northfield Bancorp	54,897	561,596
Northwest Bancshares	55,161	579,742
PRA Group*	19,486	364,388
ProAssurance	40,321	489,900
Safety Insurance Group	9,117	663,900
Southside Bancshares	20,318	538,427
Stewart Information Services	15,624	700,580
TrustCo Bank NY	21,403	591,365
Universal Insurance Holdings	63,121	905,787
Virtus Investment Partners	3,284	626,522
Westamerica BanCorp	14,241	538,737
		16,227,679
Health Care — 10.7%
Amphastar Pharmaceuticals*	25,786	1,144,125
Dynavax Technologies*	68,845	786,898
Innoviva*	126,319	1,704,044
Ironwood Pharmaceuticals, Cl A*	70,596	768,084
Prestige Consumer Healthcare*	13,202	755,550
REGENXBIO*	33,886	583,856
Vir Biotechnology*	26,701	712,116
		6,454,673
Industrials — 13.2%
Aerojet Rocketdyne Holdings*	14,410	785,057
ArcBest	9,282	777,646
Boise Cascade	10,264	737,160
Encore Wire	4,684	766,630
Heidrick & Struggles International	24,604	596,647

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

May 31, 2023 (Unaudited) (Concluded)

Description	Shares	Fair Value
Industrials (continued)
Korn Ferry	14,069	$661,243
Matson	11,291	771,514
Mueller Industries	11,465	851,391
Park Aerospace	56,279	737,255
Resources Connection	44,463	679,394
Veritiv	5,484	579,056
		7,942,993
Information Technology — 2.7%
Kulicke & Soffa Industries	14,236	752,800
Photronics*	41,916	889,876
		1,642,676
Materials — 5.6%
FutureFuel	87,955	746,738
Mercer International	62,242	539,016
Olympic Steel	16,491	689,654
TimkenSteel*	38,992	664,034
Warrior Met Coal	21,257	696,804
		3,336,246
Real Estate — 3.0%
Douglas Elliman	158,737	461,925
Easterly Government Properties, Cl A‡	48,924	679,065
LTC Properties‡	21,007	674,535
		1,815,525
Utilities — 8.8%
American States Water	8,219	730,012
Avista	19,420	803,017
California Water Service Group	12,841	730,781
Chesapeake Utilities	6,361	812,299
Northwest Natural Holding	15,545	663,772
SJW Group	10,081	771,499
Unitil	15,178	799,729
		5,311,109
Total Common Stock (Cost $66,714,656)		59,982,342
Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency Portfolio, CI Institutional, 5.04%(A)	66,295	$66,295
Total Short-Term Investment (Cost $66,295)		66,295
Total Investments — 99.9% (Cost $66,780,951)		$60,048,637

Percentages are based on Net Assets of $60,086,358.

††    Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡      Real Estate Investment Trust

*       Non-income producing security.

(A)   The rate reported is the 7-day effective yield as of May 31, 2023.

Cl — Class

As of May 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 99.7%
Communication Services — 6.1%
Alphabet, Cl A*	12,926	$1,588,217
Iridium Communications	1,446	86,818
Yelp, Cl A*	837	28,040
ZoomInfo Technologies, Cl A*	4,212	104,163
		1,807,238
Consumer Discretionary — 8.5%
Cavco Industries*	96	23,902
Dillard’s, Cl A	61	16,794
Home Depot	4,278	1,212,598
Lululemon Athletica*	1,627	540,050
Murphy USA	252	69,658
NVR*	38	211,061
Skyline Champion*	609	35,401
Steven Madden	927	28,932
Ulta Beauty*	635	260,242
Upbound Group, Cl A	593	17,737
Williams-Sonoma	881	100,002
XPEL*	257	17,700
		2,534,077
Consumer Staples — 9.2%
Colgate-Palmolive	10,776	801,518
elf Beauty*	634	65,949
Hershey	2,606	676,779
Kimberly-Clark	4,339	582,641
Lancaster Colony	249	48,948
Monster Beverage*	9,390	550,442
		2,726,277
Energy — 1.4%
Magnolia Oil & Gas, Cl A	2,460	47,552
PDC Energy	1,126	77,266
Description	Shares	Fair Value
Energy (continued)
Targa Resources	2,789	$189,791
Texas Pacific Land	78	101,689
		416,298
Financials — 4.9%
Mastercard, Cl A	3,709	1,353,859
PJT Partners	511	34,441
RLI	543	67,251
		1,455,551
Health Care — 25.9%
AMN Healthcare Services*	583	55,362
Chemed	188	100,348
Corcept Therapeutics*	1,208	28,376
CorVel*	113	22,085
Dynavax Technologies*	1,589	18,162
Edwards Lifesciences*	8,037	676,957
Globus Medical, Cl A*	1,289	69,774
Harmony Biosciences Holdings*	412	14,247
Incyte*	2,426	149,320
Inspire Medical Systems*	365	106,759
Intuitive Surgical*	4,453	1,370,811
Ironwood Pharmaceuticals, Cl A*	1,679	18,268
Karuna Therapeutics*	348	78,839
Merck	11,849	1,308,248
Moderna*	4,326	552,473
Neurocrine Biosciences*	1,286	115,136
Regeneron Pharmaceuticals*	1,376	1,012,131
Shockwave Medical*	449	123,515
Syndax Pharmaceuticals*	874	17,454
Veeva Systems, Cl A*	1,970	326,429
Vertex Pharmaceuticals*	3,190	1,032,188
Waters*	750	188,415
West Pharmaceutical Services	943	315,556
		7,700,853
Industrials — 13.2%
Atkore*	488	56,984
Boise Cascade	499	35,838
Booz Allen Hamilton Holding, Cl A	1,657	166,660
Brady, Cl A	607	28,942
CH Robinson Worldwide	1,448	136,894
Cintas	1,096	517,465
Copart*	5,452	477,541
Expeditors International of Washington	2,076	229,003
Exponent	649	59,267
Fastenal	7,380	397,414

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

May 31, 2023 (Unaudited) (Concluded)

Description	Shares	Fair Value
Industrials (continued)
Forward Air	329	$32,002
Graco	2,118	162,007
HEICO	1,145	176,994
Landstar System	442	77,518
Lincoln Electric Holdings	731	124,021
Mueller Industries	651	48,343
Nordson	655	142,744
Old Dominion Freight Line	1,292	401,088
Robert Half International	1,382	89,858
Rollins	3,296	129,599
UFP Industries	762	59,512
WW Grainger	573	371,888
		3,921,582
Information Technology — 29.6%
Accenture PLC, Cl A	4,350	1,330,752
Adobe*	3,261	1,362,413
Agilysys*	253	18,808
Allegro MicroSystems*	862	33,902
Apple	8,998	1,594,896
Arista Networks*	2,943	489,539
Badger Meter	366	50,460
Box, Cl A*	1,743	49,100
Cadence Design Systems*	3,423	790,405
CommVault Systems*	555	38,678
Jack Henry & Associates	921	140,812
Lattice Semiconductor*	1,673	136,032
Manhattan Associates*	803	145,680
Monolithic Power Systems	557	272,880
Power Integrations	742	64,109
Pure Storage, Cl A*	3,575	102,924
Qualys*	431	54,418
SPS Commerce*	463	72,135
Synopsys*	1,907	867,609
Texas Instruments	6,825	1,186,731
		8,802,283
Materials — 0.8%
CF Industries Holdings	2,544	156,481
Louisiana-Pacific	852	49,859
Warrior Met Coal	642	21,045
		227,385
Real Estate — 0.1%
eXp World Holdings	984	15,144
Total Common Stock (Cost $29,073,842)		29,606,688
Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.4%
Invesco Government & Agency Portfolio, CI Institutional, 5.04%(A)	107,242	$107,242
Total Short-Term Investment (Cost $107,242)		107,242
Total Investments — 100.1% (Cost $29,181,084)		$29,713,930

Percentages are based on Net Assets of $29,690,445.

††    Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*       Non-income producing security.

(A)   The rate reported is the 7-day effective yield as of May 31, 2023.

Cl     — Class

PLC — Public Limited Company

As of May 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Assets and Liabilities

May 31, 2023 (Unaudited)

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	ETC 6 Meridian Low Beta Equity Strategy ETF	ETC 6 Meridian Mega Cap Equity ETF
Assets:
Investments, at Cost	$360,651,920	$148,551,201	$173,380,538
Investments at Fair Value	$359,196,347	$140,234,547	$173,268,250
Cash and Cash Equivalents	—	871	1,267
Dividends Receivable	683,486	269,811	348,209
Deposits at Broker for Options	31,587	—	—
Receivable for Investment Securities Sold	—	—	814,733
Prepaid Expenses	4,341	4,341	4,341
Total Assets	359,915,761	140,509,570	174,436,800

Liabilities:
Options Written, at Value (Premiums Received $8,885,921, $— and $—, respectively)	9,982,860	—	—
Payable to Custodian – Overdraft	269,714	—	—
Advisory Fees Payable	182,570	75,339	90,958
Payable for Trustees’ Fee	32,606	14,427	17,233
Payable due to Administrator	20,951	8,645	10,438
Audit Expenses	8,402	8,402	8,402
Chief Compliance Officer Fees Payable	6,974	3,064	3,665
Payable for Capital Shares Redeemed	—	—	821,983
Other Accrued Expenses	155,119	35,315	45,742

Total Liabilities	10,659,196	145,192	998,421

Net Assets	$349,256,565	$140,364,378	$173,438,379

Net Assets Consist of:
Paid-in Capital	$396,643,727	$161,366,064	$200,637,627
Total Distributable Earnings (Accumulated Losses)	(47,387,162)	(21,001,686)	(27,199,248)

Net Assets	$349,256,565	$140,364,378	$173,438,379
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	11,150,000	4,600,000	5,275,000
Net Asset Value, Offering and Redemption Price Per Share	$31.32	$30.51	$32.88

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Assets and Liabilities

May 31, 2023 (Unaudited) (Concluded)

	ETC 6 Meridian Small Cap Equity ETF	ETC 6 Meridian Quality Growth ETF
Assets:
Investments, at Cost	$66,780,951	$29,181,084
Investments at Fair Value	$60,048,637	$29,713,930
Cash and Cash Equivalents	25	—
Dividends Receivable	108,662	20,456
Prepaid Expenses	4,341	4,341
Total Assets	60,161,665	29,738,727

Liabilities:
Advisory Fees Payable	31,506	16,985
Transfer Agent Fees Payable	14,543	14,548
Audit Expenses	8,402	8,401
Payable for Trustees’ Fee	6,115	2,647
Payable due to Administrator	3,615	1,758
Chief Compliance Officer Fees Payable	1,307	564
Payable to Custodian – Overdraft	—	149
Other Accrued Expenses	9,819	3,230

Total Liabilities	75,307	48,282

Net Assets	$60,086,358	$29,690,445

Net Assets Consist of:
Paid-in Capital	$75,523,956	$34,448,966
Total Distributable Earnings (Accumulated Losses)	(15,437,598)	(4,758,521)

Net Assets	$60,086,358	$29,690,445
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,525,000	1,300,000
Net Asset Value, Offering and Redemption Price Per Share	$39.40	$22.84

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Operations

For the six months ended May 31, 2023 (Unaudited)

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	ETC 6 Meridian Low Beta Equity Strategy ETF	ETC 6 Meridian Mega Cap Equity ETF
Investment Income:
Dividend Income	$5,682,780	$2,118,269	$2,849,726

Total Investment Income	5,682,780	2,118,269	2,849,726

Expenses:
Advisory Fees	1,020,969	458,086	532,692
Interest Expense on Broker Account	370,947	—	—
Chief Compliance Officer Fees	8,284	3,741	4,378
Administration Fees	117,160	52,567	61,129
Trustees’ Fees	32,418	14,575	17,042
Transfer Agent Fees	13,494	18,673	22,044
Printing Fees	6,646	2,993	3,482
Custodian Fees	18,789	8,934	11,295
Pricing Fees	2,423	1,684	1,286
Legal Fees	18,784	8,658	10,071
Audit Fees	8,901	8,901	8,901
Registration Fees	7,520	3,932	5,423
Other Fees	30,404	8,588	10,264
Total Expenses	1,656,739	591,332	688,007

Net Investment Income (Loss)	4,026,041	1,526,937	2,161,719

Net Realized Gain (Loss) on:
Investments(1)	(1,035,280)	(661,077)	(238,366)
Written Options	3,713,657	—	—

Net Realized Gain (Loss)	2,678,377	(661,077)	(238,366)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(15,930,149)	(16,005,137)	(9,386,743)
Written Options	3,599,333	—	—

Net Change in Unrealized Appreciation (Depreciation)	(12,330,816)	(16,005,137)	(9,386,743)

Net Realized and Unrealized Gain (Loss)	(9,652,439)	(16,666,214)	(9,625,109)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,626,398)	$(15,139,277)	$(7,463,390)

(1)          Includes realized gains (losses) as a result of in-kind transactions (See Note 4 in Notes to the Financial Statements).

Amounts designated as “—” are $0.
The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Operations

For the six months ended May 31, 2023 (Unaudited) (Concluded)

	ETC 6 Meridian Small Cap Equity ETF	ETC 6 Meridian Quality Growth ETF
Investment Income:
Dividend Income	$1,031,692	$124,713
Total Investment Income	1,031,692	124,713

Expenses:
Advisory Fees	195,017	84,636
Chief Compliance Officer Fees	1,606	689
Administration Fees	22,379	9,712
Trustees’ Fees	6,301	2,693
Transfer Agent Fees	17,653	17,669
Printing Fees	1,305	551
Custodian Fees	3,597	1,616
Pricing Fees	667	329
Legal Fees	3,749	1,565
Audit Fees	8,901	8,901
Registration Fees	4,211	4,642
Other Fees	4,169	2,367
Advisory Waiver Recapture (Note 3)	—	3,377
Total Expenses	269,555	138,747

Net Investment Income (Loss)	762,137	(14,034)

Net Realized Gain (Loss) on:
Investments(1)	(670,290)	103,169

Net Realized Gain (Loss)	(670,290)	103,169

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(6,943,285)	1,005,636

Net Change in Unrealized Appreciation (Depreciation)	(6,943,285)	1,005,636

Net Realized and Unrealized Gain (Loss)	(7,613,575)	1,108,805

Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,851,438)	$1,094,771

(1)          Includes realized gains (losses) as a result of in-kind transactions (See Note 4 in Notes to the Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
	Six Months Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Operations:
Net Investment Income (Loss)	$4,026,041	$6,067,321
Net Realized Gain (Loss)(1)	2,678,377	27,841,450
Net Change in Unrealized Appreciation (Depreciation)	(12,330,816)	(1,846,779)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,626,398)	32,061,992

Distributions:	(3,946,835)	(6,013,160)

Capital Share Transactions:
Issued	214,900,782	275,960,830
Redeemed	(170,946,378)	(233,753,485)
Increase (Decrease) in Net Assets from Capital Share Transactions	43,954,404	42,207,345

Total Increase (Decrease) in Net Assets	34,381,171	68,256,177

Net Assets:
Beginning of Year/Period	314,875,394	246,619,217
End of Year/Period	$349,256,565	$314,875,394

Share Transactions:
Issued	6,725,000	9,100,000
Redeemed	(5,350,000)	(7,675,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,375,000	1,425,000

(1)          Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

(Continued)

	ETC 6 Meridian Low Beta Equity Strategy ETF
	Six Months Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Operations:
Net Investment Income (Loss)	$1,526,937	$1,901,860
Net Realized Gain (Loss)(1)	(661,077)	3,032,518
Net Change in Unrealized Appreciation (Depreciation)	(16,005,137)	(373,123)
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,139,277)	4,561,255

Distributions:	(1,500,070)	(1,949,810)

Capital Share Transactions:
Issued	21,044,423	78,183,774
Redeemed	(20,939,577)	(60,945,391)
Increase (Decrease) in Net Assets from Capital Share Transactions	104,846	17,238,383

Total Increase (Decrease) in Net Assets	(16,534,501)	19,849,828

Net Assets:
Beginning of Year/Period	156,898,879	137,049,051
End of Year/Period	$140,364,378	$156,898,879

Share Transactions:
Issued	625,000	2,350,000
Redeemed	(625,000)	(1,825,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	—	525,000

(1)          Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

(Continued)

	ETC 6 Meridian Mega Cap Equity ETF
	Six Months Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Operations:
Net Investment Income (Loss)	$2,161,719	$3,673,841
Net Realized Gain (Loss)(1)	(238,366)	(810,644)
Net Change in Unrealized Appreciation (Depreciation)	(9,386,743)	3,270,271
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,463,390)	6,133,468

Distributions:	(2,117,378)	(3,543,151)

Capital Share Transactions:
Issued	99,710,514	166,757,012
Redeemed	(94,371,832)	(150,347,117)
Increase (Decrease) in Net Assets from Capital Share Transactions	5,338,682	16,409,895

Total Increase (Decrease) in Net Assets	(4,242,086)	19,000,212

Net Assets:
Beginning of Year/Period	177,680,465	158,680,253
End of Year/Period	$173,438,379	$177,680,465

Share Transactions:
Issued	2,950,000	4,900,000
Redeemed	(2,800,000)	(4,375,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	150,000	525,000

(1)          Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

(Continued)

	ETC 6 Meridian Small Cap Equity ETF
	Six Months Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Operations:
Net Investment Income (Loss)	$762,137	$775,602
Net Realized Gain (Loss)(1)	(670,290)	(200,396)
Net Change in Unrealized Appreciation (Depreciation)	(6,943,285)	(6,437,296)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,851,438)	(5,862,090)

Distributions:	(723,903)	(834,121)

Capital Share Transactions:
Issued	20,726,587	41,576,787
Redeemed	(18,379,281)	(32,138,306)
Increase (Decrease) in Net Assets from Capital Share Transactions	2,347,306	9,438,481

Total Increase (Decrease) in Net Assets	(5,228,035)	2,742,270

Net Assets:
Beginning of Year/Period	65,314,393	62,572,123
End of Year/Period	$60,086,358	$65,314,393

Share Transactions:
Issued	450,000	900,000
Redeemed	(400,000)	(700,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	50,000	200,000

(1)          Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

(Concluded)

	ETC 6 Meridian Quality Growth ETF
	Six Months Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Operations:
Net Investment Income (Loss)	$(14,034)	$18,911
Net Realized Gain (Loss)(1)	103,169	(4,010,417)
Net Change in Unrealized Appreciation (Depreciation)	1,005,636	(1,389,798)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,094,771	(5,381,304)

Distributions:	(12,666)	(10,465)

Capital Share Transactions:
Issued	6,682,239	19,776,131
Redeemed	(7,079,364)	(10,821,406)
Increase (Decrease) in Net Assets from Capital Share Transactions	(397,125)	8,954,725

Total Increase (Decrease) in Net Assets	684,980	3,562,956

Net Assets:
Beginning of Year/Period	29,005,465	25,442,509
End of Year/Period	$29,690,445	$29,005,465

Share Transactions:
Issued	300,000	850,000
Redeemed	(325,000)	(475,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(25,000)	375,000

(1)          Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Financial Highlights

Selected Per Share Data & Ratios

For the Six Months ended May 31, 2023 (Unaudited), the Year or Period Ended November 30.

For a Share Outstanding Throughout the Year or Period

	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year or Period	Net Asset Value, Total Return(1)	Net Assets End of Year or Period (000)	Ratio of Expenses to Average Net Assets (Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(2)
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
2023†	$32.21	$0.38	$(0.89)	$(0.51)	$(0.38)	$—	$(0.38)	$31.32	(1.61)%	$349,257	0.99	%(8)	0.99	%(8)	2.41	%(8)	66%
2022	29.54	0.67	2.66	3.33	(0.66)	—	(0.66)	32.21	11.44	314,875	0.82	(7)	0.82	(7)	2.22	(7)	164
2021	26.65	0.50	2.88	3.38	(0.49)	—	(0.49)	29.54	12.76	246,619	0.84	(6)	0.84	(6)	1.72	(6)	171
2020(3)	25.34	0.25	1.30	1.55	(0.24)	—	(0.24)	26.65	6.14	202,524	0.87	(4)(5)	0.87	(4)(5)	1.71	(4)(5)	49
ETC 6 Meridian Low Beta Equity Strategy ETF
2023†	$34.11	$0.33	$(3.60)	$(3.27)	$(0.33)	$—	$(0.33)	$30.51	(9.65)%	$140,364	0.79%		0.79%		2.03%		23%
2022	33.63	0.44	0.49	0.93	(0.45)	—	(0.45)	34.11	2.80	156,899	0.80		0.80		1.32		73
2021	28.70	0.21	4.94	5.15	(0.22)	—	(0.22)	33.63	17.96	137,049	0.82		0.82		0.64		70
2020(3)	25.54	0.10	3.15	3.25	(0.09)	—	(0.09)	28.70	12.72	93,283	0.88	(4)	0.88	(4)	0.65	(4)	13
ETC 6 Meridian Mega Cap Equity ETF
2023†	$34.67	$0.41	$(1.79)	$(1.38)	$(0.41)	$—	$(0.41)	$32.88	(4.00)%	$173,438	0.79%		0.79%		2.48%		67%
2022	34.50	0.77	0.14	0.91	(0.74)	—	(0.74)	34.67	2.73	177,680	0.80		0.80		2.27		160
2021	29.14	0.58	5.39	5.97	(0.58)	(0.03)	(0.61)	34.50	20.59	158,680	0.82		0.82		1.76		166
2020(3)	25.38	0.27	3.74	4.01	(0.25)	—	(0.25)	29.14	15.88	115,827	0.86	(4)	0.86	(4)	1.72	(4)	38

*       Per share data calculated using average shares method.

†       For the six-month period ended May 31, 2023 (Unaudited). All ratios for the period have been annualized.

(1)     Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)     Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(3)          Commenced operations on May 8, 2020.

(4)          Annualized.

(5)          The expense and investment income ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.83%, 0.83% and 1.75%.

(6)          The expense and investment income ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.80%, 0.80% and 1.76%.

(7)          The expense and investment income ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.78%, 0.78% and 2.26%.

(8)          The expense and investment income ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.77%, 0.77% and 2.63%.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Financial Highlights

(Concluded)

Selected Per Share Data & Ratios

For the Six Months ended May 31, 2023 (Unaudited), the Year or Period Ended November 30.

For a Share Outstanding Throughout the Year or Period

	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Return of Capital		Total Distributions	Net Asset Value, End of Year or Period	Net Asset Value, Total Return(1)	Net Assets End of Year or Period (000)	Ratio of Expenses to Average Net Assets (Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(2)
ETC 6 Meridian Small Cap Equity ETF
2023†	$44.28	$0.50	$(4.90)	$(4.40)	$(0.48)	$—		$(0.48)	$39.40	(10.00)%	$60,086	0.84%	0.84%	2.38%		41%
2022	49.08	0.56	(4.76)	(4.20)	(0.60)	—		(0.60)	44.28	(8.58)	65,314	0.89	0.89	1.24		91
2021	35.05	0.40	14.00	14.40	(0.37)	—		(0.37)	49.08	41.20	62,572	0.88	0.88	0.87		104
2020(3)	26.43	0.13	8.60	8.73	(0.11)	—		(0.11)	35.05	33.11	32,423	1.00 (4)	1.10 (4)	0.76	(4)	29
ETC 6 Meridian Quality Growth ETF
2023†	$21.89	$(0.01)	$0.97	$0.96	$(0.01)	$—		$(0.01)	$22.84	4.39%	$29,690	1.00%	1.00%	(0.10)%		30%
2022	26.78	0.02	(4.90)	(4.88)	(0.01)	—		(0.01)	21.89	(18.23)	29,005	1.00	1.08	0.07		84
2021(5)	24.28	(0.03)	2.53	2.50	—	—	**	—	26.78	10.30	25,443	1.00 (4)	1.52 (4)	(0.18	)(4)	40

*       Per share data calculated using average shares method.

**     Amount represents less than $0.01.

†       For the six-month period ended May 31, 2023 (Unaudited). All ratios for the period have been annualized.

(1)     Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)     Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(3)          Commenced operations on May 8, 2020.

(4)          Annualized.

(5)          Commenced operations on May 10, 2021.

Amounts designated as “—” are $0.
The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Notes to the Financial Statements

May 31, 2023 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Small Cap Equity ETF and ETC 6 Meridian Quality Growth ETF (each, a “Fund” and collectively, the “Funds”). Each Fund seeks to provide capital appreciation. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Funds. The ETC 6 Meridian Low Beta Equity Strategy ETF and ETC 6 Meridian Small Equity ETF are classified as “diversified” under the 1940 Act. The ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF and ETC 6 Meridian Quality Growth ETF are classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 6). The Funds, other than the ETC 6 Meridian Quality Growth ETF, commenced operations on May 8, 2020. The ETC 6 Meridian Quality Growth ETF commenced operations on May 10, 2021.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares of a Fund may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares called “Creation Units.” Creation Units are available for purchase and redemption on each business day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation — The Funds record their investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

ETC 6 Meridian

Notes to the Financial Statements

May 31, 2023 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations.

Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for a Fund through the Adviser’s Valuation Committee and (ii) approved the Adviser’s Valuation Procedures.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, a Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to, government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•    Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•    Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•    Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

ETC 6 Meridian

Notes to the Financial Statements

May 31, 2023 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The valuation techniques used by the Funds to measure fair value during the six months ended May 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of May 31, 2023, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years remain open and subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Counterparty Risk and Collateral — The ETC 6 Meridian Hedged Equity-Index Option Strategy ETF invests in exchange-traded derivatives, such as futures and exchange-traded options. Counterparty risk on these derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures, the Fund is required to deposit collateral in the amount specified by the clearinghouse and the clearing firm (“margin requirement”), and the margin requirement must be maintained over the life of the contract. Collateral for exchange-traded derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used. Cash posted by the Fund, if any, is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the Fund. Securities posted by the Fund, if any, are noted in the accompanying schedule of investments. Both forms of collateral remain in the Fund’s assets. Exchange-traded derivatives may only be closed out on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions.

Options — The ETC 6 Meridian Hedged Equity-Index Option Strategy ETF may purchase and sell put and call options. A call option gives a holder the right to purchase a specific security or an index at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer,” i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. The ETC 6 Meridian Hedge Equity-Index Option Strategy ETF entered into written and purchased options during the six months ended May 31, 2023. These options were index options composed entirely of equity risk.

ETC 6 Meridian

Notes to the Financial Statements

May 31, 2023 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. Refer to the Fund’s Schedule of Investments for details regarding open option contracts as of May 31, 2023, if applicable. The amount of realized gain (loss) on Written Options are presented on the Statements of Operations as “Net Realized Gain (Loss) on Written Options”. The change in the net fair value of the Written Options are included in the Statement of Operations as “Net Change in Unrealized Appreciation (Depreciation) on Written Options”.

For the six months ended May 31, 2023, the average quarterly notional amount of options held in the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF were as follows:

Average Quarterly Notional Balance Long	$—
Average Quarterly Notional Balance Short	(340,513,970)

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statements of Assets and Liabilities, if any. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income monthly and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $500, $1,000, $500, $500 and $500 per transaction, regardless of the number of Creation Units created in a given transaction for ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Small Cap Equity ETF and ETC 6 Meridian Quality Growth ETF, respectively. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee of $500, $1,000, $500, $500 and $500 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction for ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Small Cap Equity ETF and ETC 6 Meridian Quality Growth ETF, respectively. The Funds may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore,

ETC 6 Meridian

Notes to the Financial Statements

May 31, 2023 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of a Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

3. SERVICE PROVIDERS

Investment Advisory and Administrative Services

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Funds and is responsible for, among other things, overseeing the Sub-Adviser (as defined below), including regular review of the Sub-Adviser’s performance, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board.

For the services it provides, each Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 0.61% of the average daily net assets of each Fund.

Effective January 2, 2023, ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, began providing services to each Fund. ETC Platform Services administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under each Fund’s fee arrangement, and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

The Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of each Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 1.00% of each Fund’s average daily net assets until at least April 1, 2024 (“Expense Cap”). The expense limitation agreement may be terminated, without payment of any penalty: (i) by the Trust for any reason and at any time and (ii) by the Adviser, for any reason, upon ninety (90) days’ prior written notice to the

ETC 6 Meridian

Notes to the Financial Statements

May 31, 2023 (Unaudited) (Continued)

3. SERVICE PROVIDERS (continued)

Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Adviser to waive fees or reimburse expenses, the Board may permit the Adviser to retain the difference between a Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed. The fees which were waived and/or reimbursed to a Fund by the Adviser, which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Adviser are as follows:

	Reimbursement Amount	Expiration Date
ETC 6 Meridian Quality Growth ETF	$39,245	November 30, 2024
ETC 6 Meridian Quality Growth ETF	22,457	November 30, 2025

During the six months ended May 31, 2023, the Adviser recaptured previously waived fees of $3,377 for ETC 6 Meridian Quality Growth ETF, which were due to expire on November 30, 2024.

Sub-Advisory Agreement

Madison Avenue Financial Solutions, LLC (the “Sub-Adviser”), a Delaware limited liability company, serves as the Funds’ sub-adviser pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions for the Funds and continuously reviews and administers the investment program of the Funds, subject to the supervision of the Adviser and the oversight of the Board.

Under the Sub-Advisory Agreement, with respect to each Fund, the Adviser pays the Sub-Adviser a fee out of the fee the Adviser receives from the Funds, calculated daily and paid monthly at an annual rate of 0.49% of the Funds’ average daily net assets.

Pursuant to an arrangement between the Adviser and the Sub-Adviser, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay Fund expenses above the Expense Cap and has agreed, to the extent applicable, to pay the Adviser a minimum fee.

Distribution Arrangement

The Distributor serves as each Fund’s underwriter and distributor of each Fund’s shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in any Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the six months ended May 31, 2023, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

ETC 6 Meridian

Notes to the Financial Statements

May 31, 2023 (Unaudited) (Continued)

3. SERVICE PROVIDERS (continued)

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Funds’ administrator pursuant to an administration agreement. The Bank of New York Mellon serves as the Funds’ custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2023, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$247,275,242	$220,021,390
ETC 6 Meridian Low Beta Equity Strategy ETF	34,934,929	34,909,642
ETC 6 Meridian Mega Cap Equity ETF	117,865,022	119,762,841
ETC 6 Meridian Small Cap Equity ETF	25,939,057	26,430,878
ETC 6 Meridian Quality Growth ETF	8,529,116	8,543,902

For the six months ended May 31, 2023, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain (Loss)
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$212,597,626	$169,225,910	$16,426,451
ETC 6 Meridian Low Beta Equity Strategy ETF	20,526,847	20,307,928	3,648,444
ETC 6 Meridian Mega Cap Equity ETF	99,054,233	91,912,658	9,177,140
ETC 6 Meridian Small Cap Equity ETF	20,401,250	17,383,689	3,412,513
ETC 6 Meridian Quality Growth ETF	6,498,813	6,862,831	767,677

For the six months ended May 31, 2023, there were no purchases of long-term U.S. Government securities by the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or total distributable earnings (accumulated losses) as appropriate, in the period that the differences arise.

ETC 6 Meridian

Notes to the Financial Statements

May 31, 2023 (Unaudited) (Continued)

5. TAX INFORMATION (continued)

The tax character of dividends and distributions paid during the year/period ended November 30, 2022 and November 30, 2021, were as follows:

	Ordinary Income	Return of Capital	Totals
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
2022	$6,013,160	$—	$6,013,160
2021	3,938,003	—	3,938,003
ETC 6 Meridian Low Beta Equity Strategy ETF
2022	$1,949,810	$—	$1,949,810
2021	812,365	—	812,365
ETC 6 Meridian Mega Cap Equity ETF
2022	$3,543,151	$—	$3,543,151
2021	2,635,002	—	2,635,002
ETC 6 Meridian Small Cap Equity ETF
2022	$834,121	$—	$834,121
2021	415,999	—	415,999
ETC 6 Meridian Quality Growth ETF
2022	$10,465	$—	$10,465
2021	—	222	222

As of November 30, 2022, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	ETC 6 Meridian Low Beta Equity Strategy ETF	ETC 6 Meridian Mega Cap Equity ETF	ETC 6 Meridian Small Cap Equity ETF	ETC 6 Meridian Quality Growth ETF
Undistributed Ordinary Income	$805,025	$262,378	$465,171	$105,690	$18,911
Post-October Losses	(8,939,002)	—	—	—	—
Capital Loss Carryforwards	(36,889,843)	(10,747,430)	(22,505,058)	(7,395,412)	(4,832,038)
Unrealized Appreciation (Depreciation)	7,924,660	6,352,308	4,834,169	(487,050)	(1,017,035)
Other Temporary Differences	(714,769)	(229,595)	(412,762)	(85,485)	(10,464)
Total Distributable Earnings (Accumulated Losses)	$(37,813,929)	$(4,362,339)	$(17,618,480)	$(7,862,257)	$(5,840,626)

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2022 through November 30, 2022, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of November 30, 2022, the following Funds have capital loss carryforwards to offset capital gains for an unlimited period:

	Non Expiring Short-Term	Non Expiring Long-Term	Total Capital Loss Carryforwards
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$29,630,458	$7,259,385	$36,889,843
ETC 6 Meridian Low Beta Equity Strategy ETF	8,673,213	2,074,217	10,747,430
ETC 6 Meridian Mega Cap Equity ETF	19,972,263	2,532,795	22,505,058
ETC 6 Meridian Small Cap Equity ETF	7,005,001	390,411	7,395,412
ETC 6 Meridian Quality Growth ETF	3,837,946	994,092	4,832,038

ETC 6 Meridian

Notes to the Financial Statements

May 31, 2023 (Unaudited) (Continued)

5. TAX INFORMATION (continued)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at May 31, 2023, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$360,651,920	$15,044,569	$(16,500,142)	$(1,455,573)
ETC 6 Meridian Low Beta Equity Strategy ETF	148,551,201	8,534,459	(16,851,113)	(8,316,654)
ETC 6 Meridian Mega Cap Equity ETF	173,380,538	7,904,585	(8,016,873)	(112,288)
ETC 6 Meridian Small Cap Equity ETF	66,780,951	3,698,529	(10,430,843)	(6,732,314)
ETC 6 Meridian Quality Growth ETF	29,181,084	2,140,433	(1,607,587)	532,846

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), each shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in a Fund.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because each Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Funds. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Funds may trade at a material discount to their NAV per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Risk. The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

ETC 6 Meridian

Notes to the Financial Statements

May 31, 2023 (Unaudited) (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (continued)

Models and Data Risk. The Sub-Adviser relies heavily on quantitative models as well as data and information supplied by third parties that are utilized by the models. To the extent the models do not perform as designed or as intended, the Funds’ strategy may not be successfully implemented and the Funds may lose value. If the models or data are incorrect or incomplete, any decisions made in reliance there exclusion of securities that would have been excluded or included had the models or data been correct and complete.

Non-Diversification Risk (ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Hedged Equity-Index Option Strategy ETF and ETC 6 Meridian Quality Growth ETF only). Each Fund is a non-diversified investment company under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Options Risk (ETC 6 Meridian Hedged Equity-Index Strategy ETF only). Options give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Sub-Adviser’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Sub-Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

7. OTHER

At May 31, 2023, the records of the Trust, reflected that 100% of the Funds’ total shares outstanding were held by Authorized Participants, in the form of Creation Units, as shown in the table below. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

Number of Authorized Participants
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	3
ETC 6 Meridian Low Beta Equity Strategy ETF	4
ETC 6 Meridian Mega Cap Equity ETF	4
ETC 6 Meridian Small Cap Equity ETF	3
ETC 6 Meridian Quality Growth ETF	3

8. RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors. The COVID-19 pandemic, Russia’s invasion of Ukraine, and higher inflation have resulted in extreme volatility in the financial markets, economic downturns around the world, severe losses to some sectors of the economy and individual issuers, and reduced liquidity of certain instruments. These events have caused significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; large expansion of government deficits and debt as a result of government actions to mitigate the effects of such events; and widespread uncertainty regarding the long-term effects of such events.

ETC 6 Meridian

Notes to the Financial Statements

May 31, 2023 (Unaudited) (Concluded)

8. RECENT MARKET EVENTS (continued)

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and began to raise interest rates in an effort to fight inflation. The Federal Reserve may determine to raise interest rates further. This and other government intervention into the economy and financial markets to address the pandemic, inflation, or other significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosure and/or adjustments were required to the financial statements.

ETC 6 Meridian

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Funds”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of its shareholders. The Trust’s liquidity risk management program (the “Program”), which adopts the liquidity risk management policies and procedures of Exchange Traded Concepts, LLC, the Trust’s investment adviser (the “Adviser”), is tailored to reflect the Funds’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Funds.

The Adviser, which is the administrator of the Program, has formed a Liquidity Risk Working Group (“LRWG”) consisting of certain individuals from the Adviser’s portfolio management, capital markets and compliance teams. The LRWG is responsible for conducting an initial assessment of the liquidity risk of the Funds and to manage the liquidity risk of the Funds on an ongoing basis. Meetings of the LRWG are held no less than monthly.

At the February 2023 meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is adequately designed to assess and manage the Funds’ liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

ETC 6 Meridian

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of a Fund’s shares, which are not reflected in these examples below.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (December 1, 2022 to May 31, 2023) (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Funds, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 12/1/2022	Ending Account Value 5/31/2023	Annualized Expense Ratios	Expenses Paid During Period(1)
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
Actual Fund Return	$ 1,000.00	$ 983.90	0.99%	$ 4.90
Hypothetical 5% Return	$ 1,000.00	$ 1,020.00	0.99%	$ 4.99
ETC 6 Meridian Low Beta Equity Strategy ETF
Actual Fund Return	$ 1,000.00	$ 903.50	0.79%	$ 3.75
Hypothetical 5% Return	$ 1,000.00	$ 1,020.99	0.79%	$ 3.98
ETC 6 Meridian Mega Cap Equity ETF
Actual Fund Return	$ 1,000.00	$ 960.00	0.79%	$ 3.86
Hypothetical 5% Return	$ 1,000.00	$ 1,020.99	0.79%	$ 3.98
ETC 6 Meridian Small Cap Equity ETF
Actual Fund Return	$ 1,000.00	$ 900.00	0.84%	$ 3.98
Hypothetical 5% Return	$ 1,000.00	$ 1,020.74	0.84%	$ 4.23
ETC 6 Meridian Quality Growth ETF
Actual Fund Return	$ 1,000.00	$ 1,043.90	1.00%	$ 5.10
Hypothetical 5% Return	$ 1,000.00	$ 1,019.95	1.00%	$ 5.04

(1)          Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

ETC 6 Meridian

Supplemental Information

(Unaudited)

NAV is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that such Fund’s NAV is calculated. The Funds’ Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of such Fund’s holdings. The NAV of the Funds may also be impacted by the accrual of deferred taxes. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.6meridianfunds.com.

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Sub-Adviser:

Madison Avenue Financial Solutions, LLC

8301 E 21st St. North

Suite 150

Wichita, KS 67206

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

MER-SA-001-0400

(b) Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 31, 2023

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Treasurer

Date: July 31, 2023